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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2011

DATE OF REPORTING PERIOD: 03/31/2011

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT FOR THE PERIOD ENDING MARCH 31, 2011.

Miles Funds, Inc.

ANNUAL

REPORT

TO

SHAREHOLDERS

MARCH 31, 2011

Miles Funds, Inc.

Table of Contents

Message from the President

Message from the Investment Adviser

Performance Report and Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Report of Independent Registered Public Accounting Firm

Directors and Officers

Additional Information

Miles Funds, Inc.

Message from the President

We are pleased to present the annual report for Miles Funds, Inc. for the twelve month period from April 1, 2010 through March 31, 2011.

Yields on money market funds continued at historically low levels throughout this fiscal year.  The letter from the investment advisor will give you detailed commentary and data for a more in-depth review of the economy over the last fiscal year.

We at Miles Capital believe that discipline, focus, experience, and teamwork are the keys to investment performance.  We thank you for your continued confidence and support of the Miles Funds, Inc.

David W. Miles

President, Miles Funds, Inc.

The Miles Funds are distributed by Foreside Distribution Services, L.P.

Shares of the Miles Funds are NOT INSURED BY THE FDIC.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information is not authorized for distribution unless accompanied by a current prospectus.  An investor should consider the Funds’ investment objectives, risks, charges, and expenses carefully before investing or sending money.  This and other important information can be found in the Funds’ prospectus.  To obtain more information, please call 1-800-343-7084.  Please read the prospectus carefully before investing.

Miles Funds, Inc.

Message from the Investment Adviser

Dear Valued Shareholder:

We are pleased to present this annual report for the Miles Funds covering the twelve month period from April 1, 2010 to March 31, 2011.  This report provides you with information regarding your Fund performance, commentary from your Fund manager, and a review of your Fund expenses.  We encourage you to review this information and hope you will find it useful.

Global growth is becoming more entrenched in the market psyche despite headlines that have sparked periods of doubt over the past fiscal year.  The spark of social unrest in Tunisia lit fires across the Middle East and North Africa, sending oil prices higher on fear of supply disruptions.  These prices have remained stubbornly high but have been dismissed as temporary by the Federal Reserve which expects inflationary expectations to remain tame.  And European sovereign debt concerns have not abated which raises the prospect for continued delay in developed market recoveries.

While it’s important to recognize the challenges that remain, we are encouraged by the slowly improving domestic economy.  Falling initial jobless claims have translated into a steady decline in the unemployment rate to 9 percent.  Personal consumption accounted for a larger part of GDP growth in the fourth quarter than previous quarters, suggesting consumer optimism about the future.  And rising demand for commercial and industrial loans is being met by somewhat looser lending standards.  While these data points are not yet a robust trend, they point to better growth ahead.

Another step in moving toward sustained growth is a graceful exit from very accommodative monetary policy.  The Federal Reserve is extensively involved in the markets, keeping short rates historically low and encouraging risk taking by companies and investors.  Should domestic growth continue, we will see the Federal Reserve take steps to reduce this support sometime later this year.  This transition is fraught with difficulties and will undoubtedly generate additional market volatility.

Money market investors continue to be challenged by this low rate environment, and we expect this situation to persist through the remainder of 2011.  We remain focused on safety and liquidity while we wait for economic growth to translate into better investment yields for participants.

Thank you for your ongoing support of the Miles Funds.

Laurie Mardis, CFA

Director, Fixed Income

Miles Capital, Inc.

Miles Funds, Inc.

Performance Report (unaudited)

The money market yield curve declined over the fiscal year as the domestic growth trend remained subdued despite significant monetary intervention.  Overnight rates remain anchored at 0-0.25 percent reflecting the Federal Reserve’s desire to provide liquidity to the market to encourage risk taking and economic growth.  Repo rates have continued to decline as debate around raising the debt ceiling has increased, and there is little reason to expect improvement in the near future.

Institutional Money Market Fund

The Fund’s average days remain longer than its index and will continue to target a long position to capture additional yield while overnight rates remain low.  Paper is being added in the one year area of the curve where rates appear most attractive given our outlook.   We are also increasing the allocation to bank deposit accounts and CDs where additional yield can be gained.

An investment in the Miles Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.

Miles Funds, Inc.
Institutional Money Market Fund Schedule of Portfolio Investments March 31, 2011

					Amortized					Amortized
Par Value	Description				Cost	Par Value	Description			Cost
U.S. Treasury Notes (0.90%)						Certificates of Deposit (continued)
$ 500,000	0.875%		02/29/12	……	$ 502,315	Treynor State Bank Certificates of Deposit
	(Cost $502,315)				502,315	Account Registry Service (CDARS) **** (3.58%)
						$ 1,000,000	0.550%	12/08/11	…………	$ 1,000,000
U.S. Government Agencies (22.25%)						1,000,000	0.550%	12/29/11	…………
Federal Farm Credit Bank (9.06%)							(Cost $2,000,000)			2,000,000
1,035,000	5.375%		07/18/11	……	1,050,834
1,000,000	0.295%	**	09/15/11	……	1,000,183	Freedom Financial Bank Certificate of Deposit (0.45%)
2,000,000	0.266%	**	02/13/12	……	2,000,081	250,000	0.700%	02/07/12	…………	250,000
1,000,000	0.276%	**	05/14/12	……	1,000,112		(Cost $250,000)			250,000
	(Cost $5,051,210)				5,051,210
						First Federal Savings Bank Certificate of Deposit (0.45%)
Federal Home Loan Bank (5.40%)						250,000	1.450%	03/10/12	…………	250,000
1,000,000	3.625%		09/16/11	……	1,015,548		(Cost $250,000)			250,000
1,000,000	0.280%		10/25/11	……	1,000,098		Total Certificates of Deposit			5,500,000
1,000,000	0.370%		01/04/12	……	999,882
	(Cost $3,015,528)				3,015,528	Demand Accounts * (5.82%)
						Bank Iowa (0.45%)
Federal Home Loan Mortgage Corporation (4.37%)						250,000	0.900%	…………		250,000
1,000,000	0.353%	***	04/07/11	……	1,000,021	Bank of the West (0.45%)
500,000	1.250%		08/15/11	……	501,784	250,000	0.600%	…………		250,000
900,000	4.750%		03/05/12	……	936,512	Boone Bank and Trust (0.45%)
	(Cost $2,438,317)				2,438,317	250,000	0.850%	…………		250,000
						Central State Bank (0.45%)
Federal National Mortgage Association (3.42%)						250,000	1.000%	…………		250,000
365,000	5.000%		10/15/11	……	374,325	Citizens State Bank (0.45%)
1,000,000	5.375%		11/15/11	……	1,031,900	250,000	0.620%	…………		250,000
500,000	1.000%		04/04/12	……	503,533	Community Bank of Oelwein (0.45%)
	(Cost $1,909,758)				1,909,758	250,000	1.000%	…………		250,000
	Total U.S. Government Agencies				12,414,813	First National Bank of Creston (0.45%)
						250,000	0.300%	…………		250,000
Certificates of Deposit (9.85%)						First National Bank of Sioux Center (0.44%)
West Bank Certificates of Deposit Account						249,990	0.850%	…………		249,990
Registry Service (CDARS) **** (5.37%)						Liberty Bank and Trust (0.45%)
500,000	0.350%		04/21/11	……	500,000	250,000	0.650%	…………		250,000
1,000,000	0.750%		05/05/11	……	1,000,000	Nationwide Bank (0.45%)
1,000,000	0.750%		05/12/11	……	1,000,000	250,000	1.040%	…………		250,000
500,000	0.660%		10/13/11	……	500,000	Northwest Bank (0.45%)
	(Cost $3,000,000)				3,000,000	250,000	0.400%	…………		250,000

* Demand Account interest rates fluctuate as determined by individual bank
** Interest rate fluctuates monthly with Libor
*** Interest rate fluctuates quarterly with Libor
**** Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the CDARS network in increments of less than the standard FDIC insurance maximum
					See notes to financial statements

Miles Funds, Inc.
Institutional Money Market Fund Schedule of Portfolio Investments March 31, 2011

			Amortized
Par Value	Description		Cost
Demand Accounts * (continued)
Polk County Bank (0.43%)
$ 246,400	0.600%	………	$ 246,400
Treynor State Bank (0.45%)
250,000	0.500%	………	250,000

Repurchase Agreements (61.09%)
Merrill Lynch, Pierce, Fenner and Smith Inc.
34,085,320	0.120%	04/01/11 ………	34,085,320
	(Cost $34,085,320)		34,085,320
	(Purchased on 03/31/11; proceeds at
	maturity $34,085,434; collateralized by
	$34,728,664 U.S. Government Agencies,
	01/01/31 - 3/01/36, collateral worth
	$34,767,027)

	Total Investments (99.91%)
	(Cost $55,748,838)		$ 55,748,838
	Other Assets and Liabilities (0.09%)		48,284

	Net Assets (100.00%)		$ 55,797,122

* Demand Account interest rates fluctuate as determined by individual bank
** Interest rate fluctuates monthly with Libor
*** Interest rate fluctuates quarterly with Libor
**** Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the CDARS network in increments of less than the standard FDIC insurance maximum

See notes to financial statements			5

Miles Funds, Inc.
Statement of Assets and Liabilities
March 31, 2011

Institutional
Money Market
Fund

ASSETS:
Investments, at value (amortized cost):
Unaffiliated issuers	$ 21,663,518
Repurchase agreements	34,085,320
Total investments	55,748,838
Interest and dividends receivable	73,093
Dividend reinvestment receivable	5,553
Prepaid expenses	5,249
Total assets	55,832,733
LIABILITIES:
Dividends payable	5,553
Accrued expenses and other payables:
Investment advisory fees	2,944
Administration fees	3,509
Other	23,605
Total liabilities	35,611
Net assets	$ 55,797,122
NET ASSETS:
Paid-in capital	$ 55,797,122
Net assets	$ 55,797,122
Authorized shares	1,250,000,000
Capital shares outstanding	55,797,122
Net asset value--offering and redemption price per share	$ 1.00

See notes to financial statements

Miles Funds, Inc.
Statement of Operations
For the Year Ended March 31, 2011

Institutional
Money Market
Fund

INVESTMENT INCOME:
Interest income	$ 233,729
Total investment income	233,729

EXPENSES:
Investment advisory fees	231,173
Administration fees	138,704
Accounting fees	19,815
Custody fees	15,576
Legal fees	12,738
Audit and tax fees	22,499
Directors' fees	9,921
Affiliated transfer agent fees	6,000
Registration and filing fees	1,490
Insurance expense	6,817
Pricing service expense	11,839
Other	2,682
Total expenses	479,254
Less: Expenses voluntarily reduced/waived	(352,592)
Net expenses	126,662
Net investment income	107,067

See notes to financial statements

Miles Funds, Inc.
Statements of Changes in Net Assets
March 31, 2011
	Institutional Money Market Fund
	Year	Year
	Ended	Ended
	March 31, 2011	March 31, 2010
OPERATIONS:
Net investment income	$ 107,067	$ 245,793
Change in net assets resulting from operations	107,067	245,793

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Capital Shares	(107,067)	(245,793)
Change in net assets from shareholder distributions	(107,067)	(245,793)

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital Shares	207,140,553	245,455,645
Reinvestments:
Capital Shares	107,067	245,793
Redemptions:
Capital Shares	(209,219,163)	(249,039,411)
Change in net assets from capital transactions	(1,971,543)	(3,337,973)
Change in net assets	(1,971,543)	(3,337,973)

NET ASSETS:
Beginning of period	57,768,665	61,106,638
End of period	$ 55,797,122	$ 57,768,665

SHARE TRANSACTIONS:
Issued:
Capital Shares	207,140,553	245,455,645
Reinvestments:
Capital Shares	107,067	245,793
Redemptions:
Capital Shares	(209,219,163)	(249,039,411)
Change in shares	(1,971,543)	(3,337,973)

See notes to financial statements

Miles Funds, Inc.

Notes to Financial Statements

March 31, 2011

1.  Organization

The Miles Funds, Inc. (the “Miles Funds”) was registered on November 16, 1994 under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in one portfolio.  Miles Capital, Inc. (“Miles Capital”) is the investment adviser.  The Miles Funds name changed from WB Capital Mutual Funds, Inc. to Miles Funds, Inc. on September 1, 2010.  The Miles Funds currently consist of the following diversified portfolio: Institutional Money Market Fund (the “Fund”).

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.  Actual results could differ from those estimates.

Securities Valuation

The Fund’s investments are valued at amortized cost, which approximates market value.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”).  Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount.  Dividends are recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Fund may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that Miles Capital deems creditworthy under guidelines approved by the Board of Directors (the “Board”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.  The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

The Fund may purchase securities on a when-issued or delayed-delivery basis.  When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2011

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly.

The amount and timing of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The Fund evaluates its tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year.  The Fund is no longer subject to examination by tax authorities for years prior to 2007.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

New Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820, Fair Value Measurements and Disclosures, to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items on a gross basis rather than on a net basis), and clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for annual periods beginning after December 15, 2010).  The adoption of ASU 2010-06 impacted current year disclosures only.

3.  Related Party Transactions

Under the terms of its Investment Advisory Agreement, Miles Capital is entitled to receive fees at an annual rate of 0.35 percent of the average daily net assets of the Fund.  Miles Capital voluntarily limited advisory fees for the Fund to a range from 0.01 to 0.15 percent during the year ended March 31, 2011.

The Fund has entered into a management and administration agreement with Miles Capital pursuant to which the Fund pays administrative fees at an annual rate of 0.21 percent of the average daily net assets.   Miles Capital voluntarily limited administrative fees for the Fund to 0.07 percent during the year ended March 31, 2011.

Miles Capital also provides fund accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of the Fund for such services.  Miles Capital voluntarily waived all fund accounting fees for the Fund during the year ended March 31, 2011.

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2011

Foreside Distribution Services, L.P. serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization.  The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement.  No fees have been approved for the Fund.  However, Miles Capital as adviser and administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

Miles Capital also serves as the Fund's transfer agent.  Miles Capital is paid a fee for transfer agency services based on the number of shareholder accounts serviced or a minimum fee amount.  During the year ended March 31, 2011, Miles Capital received no transfer agent service fees.

Miles Capital reimburses the Fund for various other fees in order to maintain a targeted yield.  Expenses voluntarily reduced/waived by Miles Capital for the year ended March 31, 2011 are as follows:

EXPENSES:
Investment advisory fees	$ 169,308
Administration fees	92,469
Accounting fees	19,815
Transfer agent fees	6,000
Various other fees	65,000
Expenses voluntarily reduced/waived	$ 352,592

4.  Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

Distributable earnings for tax purposes as of March 31:

	2011	2010

Ordinary Income	$ 5,553	$ 9,041
Long-term Gains	--	--
	$ 5,553	$ 9,041

Distributions for tax purposes for year ended March 31:

	2011	2010

Ordinary Income	$ 110,555	$ 276,401
Long-term Capital Gains	--	--
	$ 110,555	$ 276,401

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2011

5.  Fair Value Measurement

ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

U.S. Treasury Notes	$ --	$ 502,315	$ --	$ 502,315
U.S. Government Agencies	--	12,414,813	--	12,414,813
Certificates of Deposit	--	5,500,000	--	5,500,000
Demand Accounts	3,246,390	--	--	3,246,390
Repurchase Agreements	--	34,085,320	--	34,085,320
Total Investments	$ 3,246,390	$ 52,502,448	$ --	$ 55,748,838

Miles Funds, Inc.
Financial Highlights

	Institutional Money Market Fund
	Year Ended March 31,
	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	$0.002	$0.003	$0.017	$0.046	$0.050

Dividends and Distributions	($0.002)	($0.003)	($0.017)	($0.046)	($0.050)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return**	0.16%	0.26%	1.64%	4.58%	5.13%

Ratio of Expenses to Average
Net Assets, After Waivers	0.19%	0.32%	0.25%	0.24%	0.21%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.16%	0.26%	1.66%	4.58%	5.01%

Ratio of Expenses to Average
Net Assets, Before Waivers*	0.73%	0.73%	0.74%	0.75%	0.75%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers*	(0.37%)	(0.14%)	1.17%	4.08%	4.47%

Net Assets, End of Period (000 Omitted)	$55,797	$57,769	$61,107	$61,209	$107,018

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Total return assumes reinvestment of net investment income and is calculated based on the net asset value of the last business day.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Miles Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of the Institutional Money Market Fund of Miles Funds, Inc. (the "Fund"), including the schedule of portfolio investments, as of March 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

May 25, 2011

Deloitte & Touche LLP

Suite 3300

1100 Walnut Street

Kansas City, MO 64106-2129

USA

Tel: +1 816 474,6180

www.deloitte.com

Miles Funds, Inc.

The following table contains basic information regarding directors and officers, respectively that oversee operations of the Miles Capital Funds complex.

Name, Contact Address and Age	Position held with Miles Funds	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships held Outside of Miles Funds (five years)
Independent Directors:
Debra L. Johnson Jones 1415 28th Street, #200 West Des Moines, IA 50266 Age 50	Director	Since 1998	President, Vodaci Technologies 2000 to present	1	None
Steven Zumbach 1415 28th Street, #200 West Des Moines, IA 50266 Age 61	Chair, Director	Since 1998	Attorney, Belin, Lamson, McCormick, Zumbach, and Flynn 1977 to present	1	None
Interested Director:
David Miles 1415 28th Street, #200 West Des Moines, IA 50266 Age 54	Director	Since March, 2010	CEO, Miles Capital 2009 to present; Miles Group 2007 to 2009; Countryside Renewable Energy, Inc. 2006 to 2007	1	None
Officers:
David Miles 1415 28th Street, #200 West Des Moines, IA 50266 Age 54	President	Since March, 2010	CEO, Miles Capital 2009 to present; Miles Group 2007 to 2009; Countryside Renewable Energy, Inc. 2006 to 2007	N/A	N/A
Amy Mitchell 1415 28th Street, #200 West Des Moines, IA 50266 Age 41	Secretary/ Treasurer	Since 1998	Secretary and Director Administration, Miles Capital 1990 to present	N/A	N/A
Vera Lichtenberger 1415 28th Street, #200 West Des Moines, IA 50266 Age 59	Chief Compliance Officer	Since 2004	Chief Compliance Officer, Miles Capital 2004 to present	N/A	N/A

The Statement of Additional Information (SAI) has additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-343-7084.

Miles Funds, Inc.

Additional Information (unaudited)

March 31, 2011

1.  About Your Fund Expenses

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses.  Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.  The table on the following page illustrates your fund’s costs in two ways:

A.

Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with the   amount you invested, to estimate the expenses that you paid over the period.

B.

Based on hypothetical 5 percent return.  This section is intended to help you compare your fund’s costs with those of other mutual funds.  It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return.  You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report.  For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	10/1/2010	3/31/2011	10/1/10-3/31/11	Ratio*
Based on Actual Fund Return
Institutional Money Market Fund	$1,000.00	$1,000.69	$0.71	0.14%

Based on Hypothetical 5% Return
Institutional Money Market Fund	$1,000.00	$1,024.22	$0.72	0.14%

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Miles Funds, Inc.

Additional Information (unaudited) (continued)

March 31, 2011

2.

 Proxy Voting Policies and Procedures, Proxy Voting Record, Schedule of Portfolio Holdings, and

 Form N-PX

Complete schedules of portfolio holdings that are updated monthly are available on the Internet at www.IPASeducation.org.  Form N-PX is a record of proxy votes by the Fund.  Since the Fund only holds non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available upon request:

By calling the Fund toll free at 1-800-343-7084,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

3.  Basis for Approval of the Investment Advisory Agreement

The Board approved the continuation of the investment advisory agreement with Miles Capital at its March, 2011 meeting. The Board determined that continuing the agreement was in the best interests of the Fund and its shareholders. The decision was based on an evaluation of the investment advisor on the date of the meeting, as well as the evaluation the Board undertakes throughout the year. The Board reviewed a great deal of data, including the factors summarized below, in coming to its decision.  The Board based its decision on the totality of the information reviewed and discussed, with no single factor determining its decision.

The Board reviewed the quality of the investment advice.  The Board noted the stability of the management team, as well as their extensive experience. Miles Capital has been the Fund advisor since its inception.

The Board reviewed the investment performance of the Fund, comparing the performance with peer group rankings as well as benchmarks. The Board reviews the investment performance throughout the year, as well as at the meeting where it decides whether to continue the investment advisory agreement. The Board noted that throughout the year the advisor had brought to the Board its recommendations for Fund improvement, and the implementation of those recommendations resulted in better fund performance.

The Board also reviewed the advisory fees charged under the agreement, and compared those fees with fees charged by other advisors of comparable funds, as well as comparing the fees charged by the adviser to its other clients. The Board reviewed the fee waivers in effect throughout the past 12 months, and the fee waivers which were in effect at the date of the meeting.  The Board determined that the fees charged under the advisory agreement were reasonable in comparison to peer group fees for similar funds.

The Board also reviewed the Fund’s total expense ratio relative to the peer group.  The Board reviewed the total expense ratio for the Fund over the past year. The Board discussed the need to increase distribution in the Fund in order to spread the costs of the expenses over a broader base. The Board determined that the total expense ratio ranged from very competitive to reasonable.

The parent company of the advisor, Miles Capital Holdings, Inc., is a privately held company.  The Board noted the extensive fee waivers in effect, and the decline in revenue to the advisor, with no decline in investment personnel. The Board also noted that no soft dollars arrangements are in effect for the Fund.

The Board will consider whether to continue the advisory agreement again in one year.

Miles Funds, Inc.

Service Providers

INVESTMENT ADVISER and

ADMINISTRATOR

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266-1461

DISTRIBUTOR

Foreside Distribution Services, L.P.

Three Canal Plaza, Suite 100

Portland, Maine 04101

LEGAL COUNSEL

Cline, Williams, Wright, Johnson &

Oldfather, L.L.P

1900 U.S. Bank Building

Lincoln, Nebraska  68508

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

400 Locust Street, Suite 740

Des Moines, IA  50309-2331

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NOT APPLICABLE.

(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE MILES FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT REVIEW FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit review financial expert serving as its audit reviewer.

(a)(2) Debra Jones is the independent director named as the audit review financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

March 31, 2010

$26,000

March 31, 2011

$19,000

(B)AUDIT-RELATED FEES. NONE.

(C) TAX PREPARATION FEES.

March 31, 2010

$15,000

March 31, 2011

$5,200

(D)TRANSFER AGENCY AUDIT FEES

March 31, 2010

$23,100

March 31, 2011    NA

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G) The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the investment adviser for internal control under 17Ad-13 (transfer agency)(2010 only) as well as tax preparation (both years).

March 31, 2010

$64,600

March 31, 2011

$24,200

(H) The audit reviewers of the registrant’s Board of Directors considered the effect of the services performed for the investment adviser and decided the engagement did not compromise the independence of the auditor.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 27, 2011, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A)

A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

Dave Miles, President

Date: June 3, 2011

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

,President and Principal Executive,

Dave Miles

June 3, 2011

, Treasurer and Principal Financial and Accounting Officer,

Amy M. Mitchell

June 3, 2011